Income taxes benefit (expense) - Current Year Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Abstract]
Loss before tax for the year	$ (1,191,327,000)	$ (449,260,000)		$ (972,884,000)
Tax according to the applicable tax rate	280,200,000	85,359,000		160,525,000
Effect of different tax rates in other countries	(25,817,000)	16,559,000		62,544,000
Operating income/costs, non-taxable	19,924,000	85,861,000		(7,000,000)
Withholding tax	(15,634,000)	(983,000)		(2,516,000)
Not recognized tax losses carried forward	(209,739,000)	(188,757,000)		(214,033,000)
Non-recognition of deferred tax assets on other temporary differences	(40,585,000)	(12,185,000)		144,000
Recognition/derecognition of deferred taxes from previous year	124,000	(11,830,000)		3,412,000
Current tax related to previous year	979,000	(3,781,000)		0
Income tax benefit (expense)	$ 9,452,000	$ (29,757,000)	[1]	$ 3,076,000	[1]
Applicable tax rate	23.52%	19.00%		16.50%
Change in fair value of earn-out rights, tax	$ 104,233	$ 171,393
Expense from share-based payment transactions, tax	15,300	70,740
Other nondeductible items, non-taxable income	$ 69,009	$ 14,792

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.